SHARE CAPITAL	6 Months Ended
Feb. 28, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7.           SHARE CAPITAL

(a)          Authorized

Unlimited common shares without par value.

(b)          Issued and outstanding

At February 28, 2022, the Company had 96,236,340 common shares outstanding including 39,963 shares sold for the net proceeds of $78 on or before February 28, 2022 and issued March 1 and 2, 2022 pursuant to an at-the-market offering ATM Offering governed by the terms of an equity distribution agreement with BMO Capital Markets.

Fiscal 2022

On February 5, 2021, the Company entered into the ATM Offering. During the six month period ended February 28, 2022, the Company sold an aggregate of 5,457,534 shares pursuant to the 2021 ATM at an average price of US$2.53 for gross proceeds of $13,793.  During the three month period ended February 28, 2022 the Company sold 889,744 shares at an average price of US$2.03 for gross proceeds of $1,807.  Subsequent to the end of the period, to April 14, 2022 the Company has issued a further 2,447,718 shares pursuant to the ATM Offering at an average price of US$2.38 for gross proceeds of $5.8 million.

On February 4 and 10, 2022, the Company issued 7,073,746 and 4,719,763 shares respectively at a price of US$1.695 each in connection with the repayment of the Convertible Notes (See Note 6 for further details).

On February 11, 2022, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 3,539,823 common shares at a price of US$1.695 each for gross proceeds of $6 million maintaining HCI's ownership in the Company at approximately 26% at that time.

Fiscal 2021

As of August 31, 2021, the Company had sold an aggregate of 2,502,790 shares pursuant to the ATM Offering at an average price of US$4.38 per share for gross proceeds of $10,951. Total fees and expenses of $701 were incurred during the fiscal year ending August 31, 2021 in relation to the ATM Offering.

On December 8, 2020, the Company closed a non-brokered private placement with HCI for 1,121,076 common shares at a price of US$2.23 each for gross proceeds of $2,500 maintaining HCI's ownership in the Company at approximately 31% at that time.

On November 30, 2020, the Company completed the sale of common shares pursuant to an at-the-market offering (the "2020 ATM"). Final sales were settled, and the 2020 ATM completed, on December 2, 2020. An aggregate of 5,440,186 common shares were sold at an average price of US$2.21 per share for gross proceeds of $12.0 million. Total fees and expenses of $592 were incurred.

On October 15, 2020, the Company closed a non-brokered private placement for 1,146,790 common shares at a price of US$2.18 per share for gross proceeds of $2.5 million. All shares were subscribed for by Deepkloof, maintaining HCI's ownership in the Company at approximately 31% at that time.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the stock option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant.  Stock options of the Company are subject to vesting provisions.  All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2020	3,182,500	$2.20
Granted	1,596,500	$6.41
Forfeited	(126,936)	$2.27
Exercised	(843,543)	$2.21
Options outstanding at August 31, 2021	3,808,521	$3.96
Granted	1,273,000	$2.36
Expired	(634,350)	$4.48
Exercised	(10,000)	$2.61
Options outstanding at February 28, 2022	4,437,171	$3.43

Number Outstanding at February 28, 2022	Number Exercisable at February 28, 2022	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,164,167	499,167	$6.58	3.80
99,000	-	$3.90	4.45
42,000	-	$3.40	4.56
916,836	562,767	$2.61	2.11
21,000	-	$2.52	5.00
1,210,000	-	$2.32	4.80
984,168	635,334	$1.81	2.76
4,437,171	1,697,268		3.38

During the six month period ended February 28, 2022 the Company granted 1,273,000 stock options, which will vest in three tranches on the first, second and third anniversary of their respective grants.

During the year ended August 31, 2021, the Company granted 1,596,500 stock options. The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant.

During the six month period ended February 28, 2022, the Company recorded $1,305 of stock compensation expense (February 28, 2021 - $1,036), of which $1,199 was expensed (February 28, 2021 - $947) and $106 was capitalized to mineral properties (February 28, 2021 - $89).

(d)          Deferred Share Units

The Company has established a DSU plan for non-executive directors. Each DSU has the same value as one Company common share. DSU's must be retained until the director leaves the Board of Directors, at which time the DSU's are issued.

During the six month period ended February 28, 2022, a recovery of $176 was recorded in relation to outstanding DSUs (February 28, 2021 - $498), with a net recovery of $255 recorded as share-based compensation (February 28, 2021 - $424) and $79 recorded as director fees (February 28, 2021 - $75). During the six month period ended February 28, 2022, DSUs were revalued and a $269 recovery was recorded to reflect their decreased value due to the Company's share price depreciation. At February 28, 2022, a total of 546,643 DSUs were issued and outstanding, of which 427,684 DSUs had vested.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company. Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award. RSUs vest over a three-year period.

During the period ended February 28, 2022, a stock compensation expense of $381 was recorded (February 28, 2021 - $268) of which $340 expensed (February 28, 2021 - $237) and $41 was capitalized (February 28, 2021 - $31). During the period, 164,348 RSUs were settled. At February 28, 2022, 503,430 RSUs were issued and outstanding, with 51,127 of these RSUs being vested.